Property and Equipment - Components of Property and Equipment (Details) (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Mar. 21, 2017	Dec. 31, 2016	Dec. 31, 2015
Property Plant And Equipment [Line Items]
Property and equipment - at cost, net	$ 56,136	$ 57,378
Predecessor
Property Plant And Equipment [Line Items]
Furniture and fixtures			$ 2,518	$ 2,518
Automobiles and trucks			9,793	10,689
Machinery and equipment			53,757	55,963
Office and computer equipment			20,817	19,993
Building and improvements			25,085	25,534
Property and equipment, excluding land, gross			111,970	114,697
Less accumulated depreciation and amortization			79,415	75,041
Property and equipment, excluding land, net			32,555	39,656
Land			8,792	9,306
Property and equipment - at cost, net		$ 38,391	$ 41,347	$ 48,962